Debt - Super Senior Credit Facility (Details) - USD ($) $ in Millions	2 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Nov. 07, 2023
180 million USD Super Senior Credit Facility, RCF
Debt Instrument [Line Items]
Revolving credit facility	$ 150.0	$ 150.0	$ 150.0
Commitment fee %	40.00%
180 million USD Super Senior Credit Facility, RCF | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
180 million USD revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility	$ 30.0	$ 30.0	$ 30.0